Stockholders' Equity (Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Net income attributable to Sony Corporation's stockholders	¥ 490,794	¥ 73,289	¥ 147,791
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(74)	(53,927)	(12,776)
Change from net income attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ 490,720	¥ 19,362	¥ 135,015